DIGITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
DIGITAL ASSETS
Schedule of crypto assets representing a fair value

	2023	2022
Group	$’000	$’000
At 1 January	443	108,956

Foreign Exchange Movement	24	833
Crypto assets purchased and received	—	264
Crypto assets mined	50,558	60,172
Total additions	50,582	61,269

Disposals
Transferred to/from intangible assets	—	420
Crypto assets sold	(51,378)	(114,646)
Total disposals	(51,378)	(114,226)
Fair value movements
Gain/(loss) on crypto asset sales	738	(55,410)
Movements on crypto assets held at the year end	—	(145)
Total fair value movements	738	(55,555)
At 31 December	385	443